Parent Only Financial Statements - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 33,409	$ 80,091
Prepaid expenses	10,715	13,055
Total current assets	119,273	186,454
Total assets	276,839	443,395
Current liabilities:
Accrued expenses	42,147	64,430
Total current liabilities	165,203	184,640
Total liabilities	194,079	231,853
Stockholders' equity:
Additional paid-in capital	654,657	630,738
Accumulated deficit	(571,876)	(419,235)
Total stockholders' equity	82,760	211,542	$ 385,385
Total liabilities and stockholders' equity	276,839	443,395
Class A Common Stock [Member]
Stockholders' equity:
Common stock value	1	1
Class X Common Stock [Member]
Stockholders' equity:
Common stock value	1	$ 1
The Beachbody Company, Inc.
Current assets:
Cash and cash equivalents	25
Prepaid expenses	12
Investment in subsidiaries	463,955
Total current assets	463,992
Total assets	463,992
Current liabilities:
Accrued expenses	7
Due to subsidiaries	378,100
Total current liabilities	378,107
Warrant liabilities	3,125
Total liabilities	381,232
Stockholders' equity:
Additional paid-in capital	654,657
Accumulated deficit	(571,899)
Total stockholders' equity	82,760
Total liabilities and stockholders' equity	463,992
The Beachbody Company, Inc. | Class A Common Stock [Member]
Stockholders' equity:
Common stock value	1
The Beachbody Company, Inc. | Class X Common Stock [Member]
Stockholders' equity:
Common stock value	$ 1